VARIABLE INTEREST ENTITY (VIEs)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITY (VIEs)
VARIABLE INTEREST ENTITIES (VIEs)

Eskimo SPV

As of December 31, 2016 and 2015, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a special purpose vehicle (SPV).

In November 2015 we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of December 31, 2016 and 2015, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2016 is shown below:

(in $ thousands)	2017	2018	2019	2020	2021	After 2021
Golar Eskimo*	22,963	22,437	21,859	21,330	20,755	74,463

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.

The most significant impact of consolidation of Eskimo SPV’s assets and liabilities on our condensed consolidated balance sheet is as follows:

(in $ thousands)	2016	2015
Assets
Restricted cash (refer to note 17)	—	4,031

Liabilities
Long-term debt (refer to note 21)	232,931	254,070

Restricted cash represents cash in Eskimo SPV which is not available for use by the Partnership.

The most significant impact of consolidation of Eskimo SPV’s operations on our condensed consolidated statement of operations is interest expense of $8.0 million and $0.8 million for the years ended December 31, 2016 and 2015, respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our condensed consolidated statement of cash flows is net cash of $21.1 million used in and $254.1 million provided by financing activities for the years ended December 31, 2016 and 2015, respectively.

Tundra Corp

On May 23, 2016, we completed the Tundra Acquisition, in which we acquired from Golar Tundra Corp, the disponent owner and operator of the Golar Tundra, for a purchase price of $330.0 million less assumed net lease obligations and net of working capital adjustments. Concurrent with the closing of the Tundra Acquisition, we entered into the Tundra Letter Agreement pursuant to which Golar agreed pay us a daily fee plus operating expenses, from the closing date until the date that operations commence under the vessel’s charter with West African Gas Limited (“WAGL”). In return we agreed to pay to Golar any hire or other contract-related payments actually received with respect to the vessel. The Tundra Letter Agreement also provides that in the event the Golar Tundra has not commenced service under the charter by May 23, 2017, we have the option to require Golar to repurchase Tundra Corp at a price equal to the original purchase price (the “Tundra Put Option”). Accordingly, we have determined that (i) Tundra Corp is a VIE and (ii) until the Tundra Put Option expires, Golar is the primary beneficiary of Tundra Corp. Thus, Tundra Corp will not be consolidated into our financial statements until the Tundra Put Option expires (see note 11).

In November 2015, prior to the Tundra Acquisition, Tundra Corp sold the Golar Tundra to a subsidiary of CMBL (the “Tundra SPV”) for $254.6 million and subsequently leased back the vessel under a bareboat charter (the “Tundra Lease”). Upon the completion of the Tundra Acquisition, Golar’s prior guarantee of Tundra Corp’s obligations under the Tundra Lease terminated, and we became the primary obligor under the Tundra Lease. Thus, despite the fact that Tundra Corp is currently not consolidated into our financial results, we are liable for charter hire payments due under the Tundra Lease.
The Golar Tundra is subject to a time charter with WAGL for an initial term of five years, which may be extended for an additional five years at WAGL’s option. WAGL is a joint venture of the Nigerian National Petroleum Corporation and Sahara Energy Resource Ltd that is developing an LNG import project at the port of Tema on the coast of Ghana (the “Ghana LNG Project”).
The Golar Tundra was expected to commence operations in order to serve the Ghana (Tema) LNG Project in the second quarter of 2016. However, due to delays in the Ghana (Tema) LNG Project, this has not yet occurred because the required infrastructure, including a connecting pipeline, jetty and breakwater, are not yet in place. While Golar remains in dialogue with WAGL regarding amendments to the existing charter agreement, including later start up and extension of the term, they are actively pursuing arbitration proceedings to collect amounts due under the charter in order to protect the existing contractual position. In view of the current situation, it is difficult to predict with certainty when or if the Golar Tundra will commence operations under its time charter with WAGL and there is therefore a possibility that the vessel will be put back to Golar.
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025

A summary of our payment obligations under the bareboat charter with Tundra SPV as of December 31, 2016 is shown below:

(in thousands of $)	2017	2018	2019	2020	2021	After 2021
Golar Tundra*	20,910	20,446	19,934	19,466	18,953	68,097

*The payment obligation table includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.

PTGI

We consolidated PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.

The following table summarizes the balance sheets of PTGI as of December 31, 2016 and 2015:

(in thousands of $)	2016	2015
ASSETS
Cash	14,124	14,783
Restricted cash	10,361	10,281
Vessels and equipment, net*	290,638	311,751
Other assets	12,121	14,552
Total assets	327,244	351,367

LIABILITIES AND EQUITY
Accrued liabilities	9,989	9,247
Current portion of long-term debt	13,633	13,263
Amounts due to related parties	135,809	172,979
Long-term debt	102,500	96,346
Other liabilities	68	158
Total liabilities	261,999	291,993
Total equity	65,245	59,374
Total liabilities and equity	327,244	351,367

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.

Trade creditors of PTGI have no recourse to our general credit.

The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by us.

PTGI paid dividends to PT Pesona amounting to $6.1 million, $nil and $nil during the years ended December 31, 2016, 2015 and 2014, respectively.